Note 6 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses (10-Q) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee compensation costs	$ 264,237	$ 1,026,054	$ 364,070
Clinical development costs	253,883	389,045	23,185
Professional fees	772,074	309,062	206,675
State franchise and excise tax	54,856	120,456	0
Other	63,806	88,659	50,322
Total	$ 1,408,856	$ 1,933,276	$ 644,252